Quarterly Holdings Report
for
Fidelity® Long-Term Treasury Bond Index Fund
November 30, 2024
LBX-NPRT3-0125
1.841649.118
U.S. Treasury Obligations - 98.9%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	4.52	11,709,000	7,437,045
US Treasury Bonds 1.125% 8/15/2040	1.74 to 4.53	64,454,000	40,578,325
US Treasury Bonds 1.25% 5/15/2050	3.82 to 5.15	92,053,000	47,058,501
US Treasury Bonds 1.375% 11/15/2040	1.37 to 4.48	98,738,000	64,468,972
US Treasury Bonds 1.375% 8/15/2050	1.45 to 5.03	220,345,000	116,008,201
US Treasury Bonds 1.625% 11/15/2050	1.84 to 5.07	130,631,000	73,485,040
US Treasury Bonds 1.75% 8/15/2041	1.96 to 4.15	87,455,000	59,718,783
US Treasury Bonds 1.875% 11/15/2051	1.78 to 4.61	224,450,000	133,705,565
US Treasury Bonds 1.875% 2/15/2041	2.03 to 4.14	141,748,000	100,059,692
US Treasury Bonds 1.875% 2/15/2051	2.23 to 5.06	185,960,000	111,568,736
US Treasury Bonds 2% 11/15/2041	1.94 to 4.66	77,050,000	54,539,963
US Treasury Bonds 2% 2/15/2050	1.32 to 5.17	118,266,900	73,639,624
US Treasury Bonds 2% 8/15/2051	1.93 to 4.83	102,954,000	63,485,618
US Treasury Bonds 2.25% 2/15/2052	2.16 to 4.85	110,450,000	72,159,228
US Treasury Bonds 2.25% 5/15/2041	1.96 to 4.86	102,827,000	76,827,033
US Treasury Bonds 2.25% 8/15/2046	4.12 to 4.89	9,663,000	6,615,380
US Treasury Bonds 2.25% 8/15/2049	1.94 to 4.46	25,759,000	17,066,344
US Treasury Bonds 2.375% 11/15/2049	2.20 to 4.73	56,295,000	38,287,197
US Treasury Bonds 2.375% 2/15/2042	2.24 to 5.20	79,900,000	59,841,856
US Treasury Bonds 2.375% 5/15/2051	1.83 to 5.13	208,997,000	141,179,106
US Treasury Bonds 2.5% 2/15/2045	3.16 to 4.55	22,364,000	16,372,020
US Treasury Bonds 2.5% 2/15/2046	3.17 to 4.12	18,123,000	13,110,150
US Treasury Bonds 2.5% 5/15/2046	3.13 to 4.12	41,212,000	29,714,496
US Treasury Bonds 2.75% 11/15/2042	3.15 to 4.05	30,225,000	23,775,032
US Treasury Bonds 2.75% 11/15/2047	3.08 to 4.90	10,975,000	8,176,804
US Treasury Bonds 2.75% 8/15/2042	3.61 to 4.19	7,787,000	6,150,817
US Treasury Bonds 2.75% 8/15/2047	3.14 to 3.39	21,492,000	16,042,603
US Treasury Bonds 2.875% 11/15/2046	1.83 to 4.26	72,529,000	55,787,834
US Treasury Bonds 2.875% 5/15/2043	3.37 to 4.24	78,118,000	62,268,591
US Treasury Bonds 2.875% 5/15/2049	2.58 to 4.47	56,290,000	42,542,927
US Treasury Bonds 2.875% 5/15/2052	3.07 to 4.29	121,700,000	91,384,340
US Treasury Bonds 2.875% 8/15/2045	2.94 to 5.08	67,587,500	52,633,766
US Treasury Bonds 3% 11/15/2044	2.91 to 4.56	65,587,000	52,420,922
US Treasury Bonds 3% 11/15/2045	3.08 to 4.99	62,732,000	49,803,327
US Treasury Bonds 3% 2/15/2047	2.97 to 4.09	31,990,000	25,088,407
US Treasury Bonds 3% 2/15/2048	1.36 to 4.55	85,947,000	66,958,085
US Treasury Bonds 3% 2/15/2049	4.46 to 4.88	37,900,000	29,382,863
US Treasury Bonds 3% 5/15/2042	1.67 to 5.31	57,501,000	47,375,433
US Treasury Bonds 3% 5/15/2045	1.83 to 4.76	76,164,000	60,696,162
US Treasury Bonds 3% 5/15/2047	3.17 to 3.84	11,507,000	9,009,172
US Treasury Bonds 3% 8/15/2048	2.01 to 4.95	105,591,000	82,047,507
US Treasury Bonds 3% 8/15/2052	3.53 to 4.85	90,950,000	70,134,529
US Treasury Bonds 3.125% 11/15/2041	2.11 to 4.20	64,820,000	54,914,694
US Treasury Bonds 3.125% 2/15/2042	4.06 to 5.30	106,856,000	90,126,358
US Treasury Bonds 3.125% 2/15/2043	2.30 to 4.13	47,347,000	39,342,398
US Treasury Bonds 3.125% 5/15/2048	1.93 to 3.43	88,953,000	70,790,604
US Treasury Bonds 3.125% 8/15/2044	3.31 to 4.94	36,284,300	29,670,920
US Treasury Bonds 3.25% 5/15/2042	3.64 to 5.22	147,200,000	125,861,750
US Treasury Bonds 3.375% 11/15/2048	3.02 to 4.58	66,444,000	55,166,688
US Treasury Bonds 3.375% 5/15/2044	3.36 to 4.56	22,229,300	18,952,215
US Treasury Bonds 3.375% 8/15/2042	3.35 to 4.59	34,950,000	30,332,777
US Treasury Bonds 3.625% 2/15/2044	1.76 to 5.18	73,325,000	64,992,874
US Treasury Bonds 3.625% 2/15/2053	3.64 to 4.52	79,450,000	69,239,434
US Treasury Bonds 3.625% 5/15/2053	3.81 to 4.71	109,600,000	95,608,875
US Treasury Bonds 3.625% 8/15/2043	1.40 to 4.80	123,303,000	109,821,551
US Treasury Bonds 3.75% 11/15/2043	2.96 to 4.43	80,368,000	72,723,622
US Treasury Bonds 3.75% 8/15/2041	2.11 to 5.02	95,131,000	87,955,298
US Treasury Bonds 3.875% 2/15/2043	3.75 to 4.14	48,550,000	45,016,849
US Treasury Bonds 3.875% 5/15/2043	4.20 to 4.66	98,600,000	91,237,361
US Treasury Bonds 3.875% 8/15/2040	2.96 to 4.32	19,822,000	18,755,019
US Treasury Bonds 4% 11/15/2042	4.47 to 5.21	76,850,000	72,671,281
US Treasury Bonds 4% 11/15/2052	3.55 to 4.72	86,100,000	80,278,160
US Treasury Bonds 4.125% 8/15/2044	4.11 to 4.70	47,300,000	45,023,688
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.07	119,300,000	113,814,996
US Treasury Bonds 4.25% 11/15/2040	3.28 to 4.77	37,399,000	36,951,965
US Treasury Bonds 4.25% 2/15/2054	4.26 to 4.79	81,200,000	79,309,563
US Treasury Bonds 4.25% 5/15/2039	4.32 to 5.05	6,131,000	6,091,005
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.48	128,050,000	125,228,898
US Treasury Bonds 4.375% 2/15/2038	3.70	4,350,000	4,408,452
US Treasury Bonds 4.375% 5/15/2040	2.89 to 4.55	23,064,000	23,161,301
US Treasury Bonds 4.375% 5/15/2041	3.07 to 5.16	61,803,000	61,882,668
US Treasury Bonds 4.375% 8/15/2043	4.16 to 5.26	71,250,000	70,481,836
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.58	45,450,000	46,401,609
US Treasury Bonds 4.5% 2/15/2036 (c)	3.10 to 5.29	15,665,000	16,206,544
US Treasury Bonds 4.5% 2/15/2044	4.03 to 4.90	58,250,000	58,404,727
US Treasury Bonds 4.5% 5/15/2038	4.38 to 4.64	510,000	522,789
US Treasury Bonds 4.5% 8/15/2039	4.19 to 4.69	8,833,000	9,001,379
US Treasury Bonds 4.625% 2/15/2040	3.09 to 5.22	13,722,000	14,159,925
US Treasury Bonds 4.625% 5/15/2044	4.18 to 4.61	26,400,000	26,890,875
US Treasury Bonds 4.625% 5/15/2054	4.06 to 4.63	131,000,000	136,178,594
US Treasury Bonds 4.75% 11/15/2043	4.20 to 4.69	51,500,000	53,421,192
US Treasury Bonds 4.75% 11/15/2053	4.00 to 4.75	108,400,000	114,709,218
US Treasury Bonds 4.75% 2/15/2037	2.70 to 4.84	34,378,000	36,189,559
US Treasury Bonds 4.75% 2/15/2041	3.01 to 4.52	38,071,000	39,815,425
US Treasury Bonds 5% 5/15/2037	1.64 to 4.70	7,319,000	7,880,790
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,438,143,362)			4,718,201,722

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.64	42,174,192	42,182,627
Fidelity Securities Lending Cash Central Fund (d)(e)	4.64	10,636,436	10,637,500
TOTAL MONEY MARKET FUNDS (Cost $52,820,127)			52,820,127

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,490,963,489)	4,771,021,849
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,211,159
NET ASSETS - 100.0%	4,772,233,008

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	45,152,929	433,697,586	436,667,911	498,699	23	-	42,182,627	0.1%
Fidelity Securities Lending Cash Central Fund	-	311,413,761	300,776,261	19,382	-	-	10,637,500	0.0%
Total	45,152,929	745,111,347	737,444,172	518,081	23	-	52,820,127

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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